Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000186848
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Dividend VIT Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Donoghue Forlines Dividend VIT Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$104	2.00%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 8,271,309
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 8,376
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,271,309 Number of Portfolio Holdings52 Advisory Fee (net of waivers)$8,376 Portfolio Turnover43%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	12.4%
Common Stocks	86.3%
Money Market Funds	1.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-14.2%
Money Market Funds	1.5%
Consumer Staples	3.7%
Materials	3.8%
Consumer Discretionary	3.8%
Real Estate	3.9%
Communications	5.8%
Technology	5.9%
Utilities	6.5%
Industrials	7.7%
Energy	9.5%
Collateral for Securities Loaned	14.2%
Health Care	15.2%
Financials	32.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Northern Trust Corporation	2.3%
Vistra Corporation	2.2%
Seagate Technology Holdings PLC	2.2%
Constellation Energy Corporation	2.1%
State Street Corporation	2.1%
Citigroup, Inc.	2.1%
Citizens Financial Group, Inc.	2.1%
NRG Energy, Inc.	2.1%
KeyCorporation	2.1%
Morgan Stanley	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000186847
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Momentum VIT Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Donoghue Forlines Momentum VIT Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$84	1.57%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.57%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 68,688,392
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 316,026
InvestmentCompanyPortfolioTurnover	159.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$68,688,392 Number of Portfolio Holdings52 Advisory Fee $316,026 Portfolio Turnover159%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	7.0%
Common Stocks	91.3%
Money Market Funds	1.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-7.6%
Money Market Funds	1.9%
Real Estate	2.0%
Utilities	2.0%
Materials	2.0%
Energy	4.0%
Collateral for Securities Loaned	7.5%
Consumer Discretionary	7.6%
Consumer Staples	7.7%
Health Care	8.0%
Industrials	10.0%
Financials	12.0%
Communications	13.8%
Technology	29.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Robinhood Markets, Inc. - Class A	2.4%
Vertiv Holdings Company	2.2%
Seagate Technology Holdings PLC	2.1%
Netflix, Inc.	2.1%
Cardinal Health, Inc.	2.1%
ROBLOX Corporation - Class A	2.1%
Newmont Corporation	2.1%
Tenet Healthcare Corporation	2.1%
Broadcom, Inc.	2.1%
Cloudflare, Inc. - Class A	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.